30. NEW ACCOUNTING PRONOUNCEMENT	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Note 30. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”. This update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Such disclosures are required for:

●	Recognized financial instruments and derivative instruments that are offset in accordance with either Section 210-20-45 or Section 815-10-45

●	Recognized financial instruments and derivative instruments that are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.

This standard is effective for interim periods and fiscal years beginning on or after January 1, 2013. The Company does not believe that adoption of this standard will have a material effect on its consolidated financial statements.